Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Preferred stock, authorized (in shares)	122,564,333		0
Preferred stock, issued (in shares)	122,564,333		0
Preferred stock, outstanding (in shares)	122,564,333		0
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized			675,000,000
Common stock, issued (in shares)	2,817,498		110,377,357
Common stock, outstanding (in shares)	2,817,498		110,377,357
DWave System [Member]
Preferred stock, par value (in Dollars per share)	$ 0	$ 0
Preferred stock, shares authorized, unlimited	Unlimited	Unlimited
Preferred stock, issued (in shares)	137,765,828	137,765,828
Preferred stock, outstanding (in shares)	137,765,828	137,765,828
Common stock, par value (in usd per share)	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, issued (in shares)	3,166,949	3,061,746
Common stock, outstanding (in shares)	3,166,949	3,061,746